Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”).

Investment Company Status: The Partnership is an investment company following the accounting and reporting guidance put forth in Accounting Standard Update (“ASU”) 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”.

Investments — The Partnership records its transactions in futures and forward currency contracts and United States (“U.S.”) Treasury notes, including related income and expenses, on a trade-date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Partnership’s trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund, that is readily convertible to cash and has an original maturity of 90 days or less.

Cash Denominated in Foreign Currencies — Includes foreign currency cash held at the Partnership’s trading counterparties. Foreign cash deficits, if applicable, are presented in the liabilities section of the Statements of Financial Condition.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Brokerage Fees — The Agreement provides that the Partnership shall charge the limited partners’ capital accounts and pay the General Partner brokerage fees. During 2016 and through July 31, 2017, the General Partner charged 0.417% per month of net asset value (5.0% per annum) of limited partnership interest. As of August 1, 2017, the General Partner reduced the fee rate to 0.375% per month of net asset value (4.5% per annum) of limited partnership interest. The General Partner retains the right to charge less than the annual brokerage rate except as specified in the Agreement.

Administrative Expenses — The Partnership bears expenses, including periodic legal, accounting and filing fees, up to an amount equal to 1/4 of 1% per annum of the average net assets of the Partnership. The General Partner bears any excess over such amounts. The Partnership will pay any extraordinary expenses applicable to it.

The Partnership’s administrative expenses included $0 and $109,142 in 2017 and 2016, respectively, which relates to legal and accounting services provided to the Partnership by The Millburn Corporation, an affiliate of the General Partner. These amounts are included on the Statement of Operations under Administrative expenses.

As of January 1, 2017, The Millburn Corporation no longer charges the Partnership for providing legal and accounting services.

Income Taxes — The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable shares of the Partnership’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions.  This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership’s open tax years,  2014 to 2017, the General Partner has determined that no reserves for uncertain tax positions were required.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Partnership’s assets and liabilities, which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification, approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership’s cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

Spot currency contracts are valued based on current market prices (“Spot Price”). Forward currency contracts are valued based on pricing models that consider the Spot Price plus the financing cost or benefit (“Forward Point”). Forward Points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the forward currency contracts traded by the Partnership may be in between these periods. The General Partner’s policy to determine fair value for forward currency contracts involves first calculating the number of months from the date the forward currency contract is being valued to its maturity date (“Months to Maturity”), then identifying the forward currency contracts for the two forward months that are closest to the Months to Maturity (“Forward Month Contracts”). Linear interpolation is then performed between the dates of these two Forward Month Contracts to calculate the interpolated forward point. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2017 and 2016 there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Partnership’s investments by hierarchical level as of December 31, 2017 and 2016 in valuing the Partnership’s investments at fair value. At December 31, 2017 and 2016, the Partnership held no assets or liabilities classified in Level 3.

Financial assets and liabilities at fair value as of December 31, 2017

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 150,288,348	$ -	$ 150,288,348
Short-Term Money Market Fund*	19,221,076	-	19,221,076
Exchange-Traded Futures Contracts
Energies	1,822,987	-	1,822,987
Grains	44,845	-	44,845
Interest rates	(1,342,525)	-	(1,342,525)
Livestock	(5,240)	-	(5,240)
Metals	(141,762)	-	(141,762)
Softs	21,361	-	21,361
Stock indices	279,146	-	279,146

Total exchange-traded futures contracts	678,812	-	678,812

Over-the-Counter Forward Currency Contracts	-	(3,086,579)	(3,086,579)

Total futures and forward currency contracts (2)	678,812	(3,086,579)	(2,407,767)

Total financial assets at fair value	$ 170,188,236	$ (3,086,579)	$ 167,101,657

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 35,088,064
Investments in U.S. Treasury notes			115,200,284
Total investments in U.S. Treasury notes			$ 150,288,348

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 699,718
Net unrealized depreciation on open futures and forward currency contracts			(3,107,485)
Total net unrealized depreciation on open futures and forward currency contracts			$ (2,407,767)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 140,755,627	$ -	$ 140,755,627
Short-Term Money Market Fund*	11,064,010	-	11,064,010
Exchange-Traded Futures Contracts
Energies	(26,762)	-	(26,762)
Grains	20,665	-	20,665
Interest rates	1,522,457	-	1,522,457
Livestock	1,000	-	1,000
Metals	229,285	-	229,285
Softs	(11,263)	-	(11,263)
Stock indices	606,842	-	606,842

Total exchange-traded futures contracts	2,342,224	-	2,342,224

Over-the-Counter Forward Currency Contracts	-	1,145,571	1,145,571

Total futures and forward currency contracts (2)	2,342,224	1,145,571	3,487,795

Total financial assets at fair value	$ 154,161,861	$ 1,145,571	$ 155,307,432

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 17,809,582
Investments in U.S. Treasury notes			122,946,045
Total investments in U.S. Treasury notes			$ 140,755,627

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,487,795
Net unrealized depreciation on open futures and forward currency contracts			-
Total net unrealized appreciation on open futures and forward currency contracts			$ 3,487,795

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.